SHARE-BASED COMPENSATION - Stock Option Activity (Details) (Stock Option Plan 2012, Successor, Stock Options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 27, 2013
Stock Option Plan 2012 | Successor | Stock Options
Shares
Outstanding, beginning balance (in shares)	198,753
Granted (in shares)	21,247
Forfeited (in shares)	4,571
Outstanding, ending balance (in shares)	215,429
Vested or expected to vest at end of period	214,129
Exercisable at period end	95,660
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	$ 219.72
Granted (in dollars per share)	$ 255.00
Forfeited (in dollars per share)	$ 255.00
Outstanding, ending balance, weighted average exercise price (in dollars per share)	$ 222.45
Vested or expected to vest at end of period (in dollars per share)	$ 222.25
Exercisable at period end (in dollars per share)	$ 181.69
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term (in years)	7 years 2 months 4 days
Vested or expected to vest at period end	7 years 2 months 4 days
Exercisable at period end	5 years 1 month 2 days
Outstanding	$ 7,013
Vested or expected to vest at end of period	7,013
Exercisable at period end	$ 7,013